OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

January 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer Limited-Term Bond Fund (the “Registrant”)

Reg. No. 2-76645; File No. 811-03430

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 27, 2016.

Sincerely,

/s/ Taylor V. Edwards

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Taylor V. Edwards
Vice President and Senior Counsel

(212) 323-0310

tedwards@ofiglobal.com

cc: Kramer Levin

KPMG LLP

Gloria LaFond